Information about QVC's Operating Segments (Depreciation/Amortization by Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Depreciation	$ 30	$ 31	$ 126	$ 135	$ 128
Amortization of intangible assets	104	96	400	439	395
QVC-U.S.
Segment Reporting Information [Line Items]
Depreciation	13	13	51	52	55
Amortization of intangible assets	88	80	338	376	334
QVC-Japan
Segment Reporting Information [Line Items]
Depreciation	3	4	16	29	24
Amortization of intangible assets	2	3	10	12	14
QVC-Germany
Segment Reporting Information [Line Items]
Depreciation	8	9	31	33	32
Amortization of intangible assets	9	8	33	36	36
QVC-U.K.
Segment Reporting Information [Line Items]
Depreciation	4	3	21	13	14
Amortization of intangible assets	3	3	12	11	11
QVC-Italy
Segment Reporting Information [Line Items]
Depreciation	2	2	7	8	3
Amortization of intangible assets	$ 2	$ 2	$ 7	$ 4